Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 241,500,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	33,351.15
Total Offset Amount	0.00
Net Fee	$ 19,541.15